Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue

3. Revenue

For the years ended December 31, 2022, 2023 and 2024, substantially all of the Group’s revenues were generated in the PRC. Certain prior year disclosures are adjusted to conform to current year presentation. The disaggregated revenues by types, segments and the timing of transfer of goods or services were as follows:

Disaggregation of revenues

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Product sales derived from:
- E-Commerce, at point of time	2,644,214	2,092,215	1,999,572
- Brand Management, at point of time	—	1,264,987	1,469,561
- Inter-segment elimination	—	—	(2,205)
	2,644,214	3,357,202	3,466,928

Service revenue derived from
- E-Commerce, over time	5,675,173	5,418,263	5,929,184
- E-Commerce, at point of time	81,244	110,638	141,515
	5,756,417	5,528,901	6,070,699
- Brand Management, over time	—	6,039	4,790
- Inter-segment elimination	—	(80,129)	(120,188)
	5,756,417	5,454,811	5,955,301

Total revenue	8,400,631	8,812,013	9,422,229

Service revenue by type

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
- Online store operations	1,624,114	1,604,695	1,765,364
- Warehousing and fulfillment	2,380,863	2,194,469	2,189,181
- Digital marketing and IT solutions	1,751,440	1,735,776	2,120,944
- Inter-segment eliminations	—	(80,129)	(120,188)
Total revenues from services	5,756,417	5,454,811	5,955,301

Contract liability

The movement of the contract liabilities, which primarily consist of advances from customers for the years ended December 31, 2023 and 2024 were as follows:

Advances from
Customers
Opening Balance as of January 1, 2023	120,858
Net increase	42,379
Ending Balance as of December 31, 2023	163,237
Net increase	10,532
Ending Balance as of December 31, 2024	173,769

Revenues amounted to RMB120,858 and RMB155,544 were recognized in the years ended December 31, 2023 and 2024 respectively, that were included in the balance of advance from customers at the beginning of the respective year.